UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________ Commission File Number of securitizer: ______________ Central Index Key Number of securitizer: ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002104643

                     Towd Point Mortgage Trust 2026-FIX1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

                                Chaojun Fan, (646) 885-3432
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibit 99.1 for the related information. In addition, please see Item 3, Exhibit 99.2 for a list of Redacted Loan IDs relating to mortgage loans for which the findings and conclusions contained in Item 3, Exhibit 99.1 should be disregarded, as they relate to mortgage loans which are being excluded from a securitization transaction contemplated by Towd Point Mortgage Trust 2026-FIX1.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

	Schedule 1 –	Executive Summary/Narrative
	Schedule 2 –	Rating Agency Grades (Group A)
	Schedule 3 –	Exception Grades (Group A)
	Schedule 4 –	Valuation Summary (Group A)
	Schedule 5 –	Supplemental Data (Group A)
	Schedule 6 –	ASF (Group A)
	Schedule 7 –	Supplemental HELOC (Group A)
	Schedule 8 –	Business Purpose (Group A)
	Schedule 9 –	Data Compare Summary (Total) (Group A)
	Schedule 10 –	Rating Agency Grades (Group B)
	Schedule 11 –	Exception Grades (Group B)
	Schedule 12 –	Valuation Summary (Group B)
	Schedule 13 –	Supplemental Data (Group B)
	Schedule 14 –	ASF (Group B)
	Schedule 15 –	Supplemental HELOC (Group B)
	Schedule 16 –	Business Purpose (Group B)
	Schedule 17 –	Data Compare Summary (Total) (Group B)

99.2	Mortgage Loans Excluded from Securitization Transaction

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 12, 2026

CRM 3 DEPOSITOR, LLC
(Depositor)

By:	/s/ Chaojun Fan
Name: Chaojun Fan
Title: Managing Director

EXHIBIT INDEX
Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

	Schedule 1 –	Executive Summary/Narrative
	Schedule 2 –	Rating Agency Grades (Group A)
	Schedule 3 –	Exception Grades (Group A)
	Schedule 4 –	Valuation Summary (Group A)
	Schedule 5 –	Supplemental Data (Group A)
	Schedule 6 –	ASF (Group A)
	Schedule 7 –	Supplemental HELOC (Group A)
	Schedule 8 –	Business Purpose (Group A)
	Schedule 9 –	Data Compare Summary (Total) (Group A)
	Schedule 10 –	Rating Agency Grades (Group B)
	Schedule 11 –	Exception Grades (Group B)
	Schedule 12 –	Valuation Summary (Group B)
	Schedule 13 –	Supplemental Data (Group B)
	Schedule 14 –	ASF (Group B)
	Schedule 15 –	Supplemental HELOC (Group B)
	Schedule 16 –	Business Purpose (Group B)
	Schedule 17 –	Data Compare Summary (Total) (Group B)

99.2	Mortgage Loans Excluded from Securitization Transaction